Financial Instruments - Summary of Monetary Assets and Liabilities Denominated in Foreign Currency (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
In US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 2,155,076,310	$ 3,602,828,793
Financial assets	1,068,483,893	321,575,956
In Guarani [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,577,012,129	272,717,762
Financial assets	330,166,837	325,933,382
In Euros [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	202,586,489	235,771,525
Financial assets	6,354,120	17,781,524
In Reales [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,488	12,359
Financial assets	$ 60,615	$ 12,978